August 29, 2007

Form Type:    N-30b-2
SEC ACT:      1940 Act
SEC File No.: 811-21127

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
         ML of New York Retirement Plus Separate Account A-
         Registration Nos. 33-43654;
         ML of New York Retirement Power - 333-34894;
         ML of New York Retirement Optimizer - 333-69220;
         ML of New York  Investor Choice - Investor Series - 333-119611

Commissioners:

ML Life Insurance Company of New York ("the Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Balanced Capital V.I. Fund, SEC File No.: 811-03290
BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290
BlackRock Bond V.I. Fund, SEC File No.: 811-03290
BlackRock Fundamental Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Global Allocation V.I. Fund, SEC File No.: 811-05576
BlackRock Global Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Government Income V.I. Fund, SEC File No.: 811-03290
BlackRock High Income V.I. Fund, SEC File No.: 811-03290
BlackRock International Value V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Core V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Value V.I. Fund, SEC File No.: 811-03290
BlackRock Mid Cap Value Opportunities Portfolio, SEC File No.: 811-03091 BlackRock Money Market V.I. Fund, SEC File No.: 811-03290
BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290
BlackRock Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290 BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Basic Value Fund, SEC File No.: 811-07452
AIM V.I. Capital Appreciation Fund, SEC File No.: 811-07452
AIM V.I. Core Equity Fund, SEC File No.: 811-07452
AIM V.I. International Growth Fund, SEC File No.: 811-07452
AIM V.I. Mid Cap Core Equity Fund, SEC File No.: 811-07452

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein VPS Global Technology Portfolio, SEC File No.: 811-05398 AllianceBernstein VPS Growth and Income Portoflio, SEC File No.: 811-05398 AllianceBernstein VPS International Value Portfolio, SEC File No.: 811-05398 AllianceBernstein VPS Large Cap Growth Portfolio, SEC File No.: 811-05398 AllianceBernstein VPS Small/Mid Cap Value Portfolio, SEC File No.: 811-05398 AllianceBernstein VPS Value Portfolio, SEC File No.: 811-05398

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International Fund, SEC File No.: 811-05188
VP Ultra Fund, SEC File No.: 811-05188

AMERICAN FUNDS INSURANCE SERIES
The Asset Allocation Fund, SEC File No.: 811-03857
The Bond Fund, SEC File No.: 811-03857
The Growth Fund, SEC File No.: 811-03857
The Growth-Income Fund, SEC File No.: 811-03857
The International Fund, SEC File No.: 811-03857

COHEN & STEERS
VIF Realty Fund, Inc., SEC File No.: 811-21669

DAVIS VARIABLE ACCOUNT FUND, INC.
Davis Value Portfolio, SEC File No.: 811-09293

DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio, SEC File No.: 811-05125

EATON-VANCE VT FLOATING-RATE INCOME FUND, SEC FILE NO.: 811-10067

FEDERATED INSURANCE SERIES
Federated Capital Appreciation Fund II, SEC File No.: 811-08042
Federated Kaufmann Fund II, SEC File No.: 811-08042

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton VIP Foreign Securities Fund, SEC File No.: 811-05583
Templeton VIP Growth Securities Fund, SEC File No.: 811-05583

JANUS ASPEN SERIES
Janus Aspen Forty Portfolio, SEC File No.: 811-07736
Janus Aspen Mid Cap Growth Portfolio, SEC File No.: 811-07736

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series, SEC File No.: 811-08326

OPPENHEIMER VARIABLE ACCOUNTS FUNDS
Oppenheimer Capital Appreciation Fund/VA, SEC File No.: 811-04108
Oppenheimer Main Street Fund/VA, SEC File No.: 811-04108
Oppenheimer Main Street Small Cap Fund/VA, SEC File No.: 811-04108

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio, SEC File No.: 811-08786
Pioneer Fund VCT Portfolio, SEC File No.: 811-08786
Pioneer High Yield VCT Portfolio, SEC File No.: 811-08786
Pioneer Small Cap Value VCT Portfolio, SEC File No.: 811-08786

PREMIER VIT
NFJ Dividend Value, SEC File No.: 811-08512
OpCap Renaissance Portfolio, SEC File No.: 811-08512

PIMCO VARIABLE INSURANCE TRUST
Low Duration Portfolio, SEC File No.: 811-08399
CommodityRealReturn Strategy Portfolio, SEC File No.: 811-08399
Real Return Portfolio, SEC File No.: 811-08399
Total Return Portfolio, SEC File No.: 811-08399

SELIGMAN PORTFOLIOS, INC.
Seligman Smaller-Cap Value Portfolio, SEC File No.: 811-05221

VAN KAMPEN LIFE INVESTMENT TRUST
Comstock Portfolio, SEC File No.: 811-04424
Emerging Growth Portfolio, SEC File No.: 811-04424

WANGER ADVISORS TRUST
Wanger International Small Cap, SEC File No.: 811-08748
Wanger U.S. Smaller Companies, SEC File No.: 811-08748

MLIG VARIABLE INSURANCE TRUST
Roszel/Allianz Capital Appreciation Portfolio, SEC File No.: 811-21038 Roszel/Allianz CCM NFJ Small Cap Value Portfolio, SEC File No.: 811-21038 Roszel/Delaware Trend Portfolio, SEC File No.: 811-21038
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio, SEC File No.: 811-21038 Roszel/JPMorgan Small Cap Growth Portfolio, SEC File No.: 811-21038 Roszel/Lord Abbett Affiliated Portfolio, SEC File No.: 811-21038
Roszel/Lord Abbett Bond Debenture Portfolio, SEC File No.: 811-21038 Roszel/Lord Abbett Mid Cap Value Portfolio, SEC File No.: 811-21038 Roszel/Marsico Large Cap Growth Portfolio, SEC File No.: 811-21038 Roszel/Seligman Mid Cap Growth Portfolio, SEC File No.: 811-21038

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      ML Life Insurance Company of New York
                            1700 Merrill Lynch Drive
                              Pennington, NJ 08534
                     Home Office: 222 Broadway, New York, NY